Commitments and contingencies - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Non-cancelable purchase commitments with third-party manufacturer and suppliers for future deliveries of equipment and components
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 3,700	$ 5,368	€ 5,000,000